Label	Element	Value
ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETC 6 Meridian Small Cap Equity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Small Cap Equity ETF (NYSE Arca Ticker: SIXS)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 3, 2022 to the Summary Prospectuses,

Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”)

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses, Prospectuses and SAIs for the Funds and should be read in conjunction with those documents.

Sub-Adviser Change in Control

On December 29, 2021, the Funds’ sub-adviser, 6 Meridian LLC, was acquired by Hightower 6M Holding, LLC, a newly formed wholly owned subsidiary of Hightower Holdings, LLC. As of that date, Exchange Traded Concepts, LLC, the Funds’ investment adviser, entered into a new sub-advisory agreement with Hightower 6M Holding, LLC pursuant to which the same investment sub-advisory services continue to be provided to the Funds. Hightower 6M Holding, LLC also does business as 6 Meridian; therefore, all references to 6 Meridian LLC in the Summary Prospectuses, Prospectuses and SAIs are replaced with 6 Meridian.

Portfolio Management Changes

Jason Mayers of 6 Meridian, the Funds’ sub-adviser, has begun serving as portfolio manager of the Funds. Additionally, Will Horner no longer serves as a portfolio manager of the Funds. All references to Mr. Horner in the Funds’ Summary Prospectuses, Prospectuses and SAIs are removed.

The following specific information is added under “Portfolio Managers” in the Prospectuses:

Jason Mayers, CFA, joined the Sub-Adviser in October 2021 as a Senior Associate, Investment Management. Prior to joining the Sub-Adviser, Mr. Mayers was a member of the investment grade fixed income research team at Ameritas Investment Partners in Lincoln, NE for 4 years. Previously, Mr. Mayers was an accountant with Cargill, Inc., one of the largest private companies in the world. Mr. Mayers is a CFA charterholder and earned a Master of Investment Management and Financial Analysis degree at Creighton University and a dual B.B.A in Accounting and Finance from Fort Hays State University.

The following information is added to the following sections of each Fund’s SAI:

Portfolio Manager Compensation

Mr. Mayer is compensated by the Sub-Adviser and does not receive any compensation directly from the Funds or the Adviser. Portfolio management compensation for Mr. Mayer includes a salary and discretionary bonus based on the profitability of the Sub-Adviser. Mr. Mayer’s compensation is not directly related to the performance of the underlying assets.

Fund Shares Owned by the Portfolio Managers

As of January 31, 2022, Mr. Mayers did not beneficially own shares of the Funds.

The following information replaces similar information in each Fund’s SAI:

Other Accounts Managed by the Portfolio Managers

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jason Mayers	0	$0	5	$157.8	3,540	$1,469.6
Andrew Mies	0	$0	5	$157.8	3,540	$1,469.6
Ammie Weidner	0	$0	5	$157.8	3,540	$1,469.6

*	Information provided as of January 31, 2022. None of the accounts managed by the portfolio managers are subject to performance-based advisory fees.

Supplement Closing [Text Block]	ck0001452937_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.